SUPPLEMENT DATED JULY 1, 2003 TO THE
                                                              GOLD TRACK ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Gold Track Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE JULY 1, 2003, the Putnam Diversified Income Portfolio changed its name to the Pioneer Strategic Income Portfolio. Therefore, all references to the "Putnam Diversified Income Portfolio" are replaced with "Pioneer Strategic Income Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.

   Pioneer Strategic Income            Seeks high current income. The           TIA
     Portfolio                         Fund normally invests in the debt        Subadviser: Pioneer
                                       securities of a broad range of           Investment Management, Inc.
                                       issuers and segments of the debt
                                       securities market.

EFFECTIVE JULY 1, 2003, the Smith Barney Large Cap Value Portfolio changed its investment objective; therefore the table in "The Variable Funding Options" is revised as follows:

 TRAVELERS SERIES FUND INC.

   Smith Barney Large Cap Value        Seeks long-term growth of                SBFM
     Portfolio                         capital. Current income is a
                                       secondary objective. The Fund normally
                                       invests in equities, or similar
                                       securities, of companies with large
                                       market capitalizations.

July 1, 2003                                                             L-19991

                                            SUPPLEMENT DATED JULY 1, 2003 TO THE
                                                       GOLD TRACK SELECT ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Gold Track Select Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE JULY 1, 2003, the Putnam Diversified Income Portfolio changed its name to the Pioneer Strategic Income Portfolio. Therefore, all references to the "Putnam Diversified Income Portfolio" are replaced with "Pioneer Strategic Income Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.

   Pioneer Strategic Income            Seeks high current income. The           TIA
     Portfolio                         Fund normally invests in the debt        Subadviser: Pioneer
                                       securities of a broad range of           Investment Management, Inc.
                                       issuers and segments of the debt
                                       securities market.

EFFECTIVE JULY 1, 2003, the Smith Barney Large Cap Value Portfolio changed its investment objective; therefore the table in "The Variable Funding Options" is revised as follows:

 TRAVELERS SERIES FUND INC.

   Smith Barney Large Cap Value        Seeks long-term growth of                SBFM
     Portfolio                         capital. Current income is a
                                       secondary objective. The Fund normally
                                       invests in equities, or similar
                                       securities, of companies with large
                                       market capitalizations.

July 1, 2003                                                             L-19992